Expenses	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Expenses
NOTE 5. EXPENSES

	Consolidated
	June 30, 2023	June 30, 2022	June 30, 2021
	$	$	$
Breakdown of expenses by nature
Research and development*	28,793,385	25,337,538	12,020,714
Employee benefits expenses	6,527,725	4,966,304	3,856,038
Amortisation of Intellectual property	1,821,865	1,814,199	1,866,067
Employee share-based payment expenses	2,001,572	1,486,841	1,702,159
Intellectual property management	974,025	814,133	759,041
Auditor’s remuneration	866,712	561,485	289,202
Depreciation	239,954	249,276	204,049
Other administrative expenses	3,711,789	3,321,923	2,821,615

Total Research & Development and Corporate & administrative expenses	44,937,027	38,551,699	23,518,885

*	Research and development expense consists of expenditure incurred with third party vendors mainly related to contract research and contract manufacturing activities.